Fair Value Measurements - The carrying value and fair value of financial instruments (Details) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017
Financial assets:
Mortgage loans		$ 783	$ 820
Policy loans		174	184
Level 1
Financial assets:
Cash and cash equivalents		329	611
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		329	611
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 2
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		0	0
Policy loans		0	0
Total financial assets not accounted for at fair value		0	0
Financial liabilities:
Annuity benefits accumulated	[1]	0	0
Total financial liabilities not accounted for at fair value		0	0
Level 3
Financial assets:
Cash and cash equivalents		0	0
Mortgage loans		772	814
Policy loans		174	184
Total financial assets not accounted for at fair value		946	998
Financial liabilities:
Annuity benefits accumulated	[1]	34,765	32,461
Total financial liabilities not accounted for at fair value		34,765	32,461
Carrying Value
Financial assets:
Cash and cash equivalents		329	611
Mortgage loans		783	820
Policy loans		174	184
Total financial assets not accounted for at fair value		1,286	1,615
Financial liabilities:
Annuity benefits accumulated	[1]	36,384	33,110
Total financial liabilities not accounted for at fair value		36,384	33,110
Fair Value
Financial assets:
Cash and cash equivalents		329	611
Mortgage loans		772	814
Policy loans		174	184
Total financial assets not accounted for at fair value		1,275	1,609
Financial liabilities:
Annuity benefits accumulated	[1]	34,765	32,461
Total financial liabilities not accounted for at fair value		$ 34,765	$ 32,461

[1]	Excludes $232 million and $206 million of life contingent annuities in the payout phase at December 31, 2018 and 2017, respectively.